Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of cash and cash equivalents	The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of March 31, 2023 and December 31, 2022 (in thousands).

	As of
	March 31, 2023	December 31, 2022
Cash and cash equivalents	$145,118	$83,045
Restricted cash (presented within Other current assets)	668	665
Cash, cash equivalents and restricted cash	$145,786	$83,710
The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2022 and December 31, 2021 (in thousands).

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$83,045	$128,318
Restricted cash (presented within Other current assets)	665	414
Cash, cash equivalents and restricted cash	$83,710	$128,732

Customer concentration risk
Customers representing 10% or greater of revenue were as follows for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Customer A	30%	19%
Customer B	13%	22%
Customer C	10%	8%
Customers representing 10% or greater of revenue were as follows for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Customer A	22%	27%
Customer B	10%	15%
Customer C	7%	12%